Condensed Consolidated and Combined Carve-Out Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 0	$ 0